Deferred Revenue (Details Narrative) - USD ($)	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue	$ 139,511	$ 22,750	$ 69,605